Changes in Accounting Policies - Disclosure of Lease Liabilities Reclassification and Adjustments (Details) - NZD ($) $ in Thousands	Jul. 31, 2019	Feb. 02, 2019	Jan. 31, 2019
Summary Of Significant Accounting Policies
Right-of-use assets	$ 25,683	$ 26,158
Lease contribution provision		1,102
Lease liabilities		(27,899)
Net reduction in retained earnings		$ 639